Submission	Jan. 14, 2026
Submission [Line Items]
Central Index Key	0001556593
Registrant Name	Rithm Capital Corp.
Registration File Number	333-289162
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A